Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Financial assets:
Cash and cash equivalents	$ 45,085	$ 46,104	$ 64,501	$ 27,664
Current derivative assets	3,875	1,579
Non-current derivative assets	19,765	9,850
Financial liabilities:
Current derivative liabilities	261	978
Non-current derivative liabilities		164
Long-term debt, current and non-current	1,117,045	1,033,330
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	45,085	46,104
Financial liabilities:
Long-term debt, current and non-current	1,117,045	1,033,330
Carrying Amount [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Current derivative assets	3,693	950
Non-current derivative assets	19,765	9,850
Financial liabilities:
Current derivative liabilities	3	961
Non-current derivative liabilities		164
Carrying Amount [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets	182	629
Financial liabilities:
Current derivative liabilities	258	17
Fair Value [Member]
Financial assets:
Cash and cash equivalents	45,085	46,104
Financial liabilities:
Long-term debt, current and non-current	1,115,285	1,032,484
Fair Value [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Current derivative assets	3,693	950
Non-current derivative assets	19,765	9,850
Financial liabilities:
Current derivative liabilities	3	961
Non-current derivative liabilities		164
Fair Value [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets	182	629
Financial liabilities:
Current derivative liabilities	$ 258	$ 17